Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 21, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
Carlos R. Quezada was our Principle Executive Officer (“PEO”) for 2023 beginning June 21, 2023.

					Value of Initial Fixed $100		Net Income	Adjusted Diluted EPS (7)
Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)

2023	$2,812,587	$2,422,461	$1,217,490	$1,035,873	$103.16	$150.44	$33,412,785	$2.19
The individuals comprising the
Non-PEO
NEOs for 2023 are listed below:

2023

Steven D. Metzger

C. Benjamin Brink (8)

Shawn R. Phillips

L. Kian Granmayeh

Paul D. Elliott

Adeola Olaniyan

(1)
The dollar amounts reported for Mr. Quezada under “Summary Compensation Table Total” are the amounts of total compensation reported for Mr. Quezada for each corresponding year in the “Total” column of the Summary Compensation Table as reflected on page 42.

(2)
The dollar amounts reported for Mr. Quezada under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Quezada, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Quezada during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to Mr. Quezada’s’ total compensation for each year to determine the compensation actually paid:

Carlos R. Quezada

2023

Total Compensation as reported in SCT	$2,812,587

Fair value of equity awards granted during fiscal year	(844,127)

Fair value of equity compensation granted in current year-value at end of year-end	619,361

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	72,901

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(238,261)

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—

Compensation Actually Paid to PEO	$2,422,461

(3)
The dollar amounts reported under Average Summary Compensation Total for non-PEO
NEOs represent the average of the amounts reported for the Company’s NEOs as a group (excluding any individual serving as our CEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are shown in the table above.

(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding any individual serving as our CEO), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

NEO Averages

2023

Total Compensation as reported in SCT	$1,217,490

Fair value of equity awards granted during fiscal year	(427,756)

Fair value of equity compensation granted in current year-value at end of year-end	318,720

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	44,570

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(117,151)

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—

Compensation Actually Paid to NEO	$1,035,873

(5)	See footnote 5 to the former PEO table with respect to our Total Shareholder Return definition.
(6)	See footnote 6 to the former PEO table with respect to our 2023 Peer Group definition.
(7)	See footnote 7 to the former PEO table with respect to our Adjusted Diluted Earnings Per Share definition.
(8)
Mr. Brink was not included in this calculation as a result of his resignation from his position as the Company’s Executive Vice President, Chief Financial Officer & Treasurer (Principal Financial Officer) effective January 2, 2023.

Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align our executive compensation with the Company’s performance, please see our “Compensation Discussion and Analysis” section as discussed herein. The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023, and our financial performance for each such fiscal year as calculated in accordance with SEC rules:
Pay Versus Performance Table
Melvin C. Payne was our Principle Executive Officer (“PEO”) for each year presented until he stepped down on June 21, 2023, with Carlos R. Quezada becoming our PEO on that same date. For disclosure purposes, we have calculated Mr. Payne’s and Mr. Quezada’s time as PEO separately.

					Value of Initial Fixed $100		Net Income	Adjusted Diluted EPS (7)
Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)

2023	$4,061,994	$3,029,501	$1,483,339	$1,266,971	$103.16	$150.44	$33,412,785	$2.19

2022	$3,388,869	$(11,180,443)	$1,542,473	$(2,833,284)	$111.80	$146.44	$41,381,015	$2.61

2021	$5,346,781	$20,948,505	$1,941,742	$6,205,152	$258.27	$154.34	$33,158,600	$3.02

2020	$2,355,678	$4,618,240	$616,344	$1,335,480	$124.23	$104.60	$16,090,223	$1.86
The individuals comprising the
Non-PEO
NEOs for each year presented are listed below:

2020	2021	2022	2023

Carlos R. Quezada	Carlos R. Quezada	Carlos R. Quezada	Carlos R. Quezada

Steven D. Metzger	Steven D. Metzger	Steven D. Metzger	Steven D. Metzger

C. Benjamin Brink	C. Benjamin Brink	C. Benjamin Brink	C. Benjamin Brink (8)

Shawn R. Phillips	Shawn R. Phillips	Shawn R. Phillips	Shawn R. Phillips

Viki K. Blinderman			L. Kian Granmayeh

Paul D. Elliott

Adeola Olaniyan

(1)
The dollar amounts reported for Mr. Payne under “Summary Compensation Table Total” are the amounts of total compensation reported for Mr. Payne for each corresponding year in the “Total” column of the Summary Compensation Table as reflected on page 42.

(2)
The dollar amounts reported for Mr. Payne under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Payne, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Payne during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to Mr. Payne’s’ total compensation for each year to determine the compensation actually paid:

	Melvin C. Payne

	2020	2021	2022	2023

Total Compensation as reported in SCT	$2,355,678	$5,346,781	$3,388,869	$4,061,994

Fair value of equity awards granted during fiscal year	(541,642)	(3,204,500)	(1,390,400)	(1,786,057)

Fair value of equity compensation granted in current year-value at end of year-end	3,593,567	8,525,500	479,200	1,310,469

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(139,082)	1,603,605	(677,628)	214,901

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	500,901	8,677,119	(12,980,484)	(771,806)

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(1,151,182)	—	—	—

Compensation Actually Paid to PEO	$4,618,240	$20,948,505	$(11,180,443)	$3,029,501

(3)
The dollar amounts reported under Average Summary Compensation Total for non-PEO
NEOs represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Payne) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are shown in the table above.

(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Payne), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages

	2020	2021	2022	2023

Total Compensation as reported in SCT	$616,344	$1,941,742	$1,542,473	$1,483,339

Fair value of equity awards granted during fiscal year	(135,408)	(1,145,393)	(673,475)	(497,151)

Fair value of equity compensation granted in current year-value at end of year-end	889,310	3,209,772	232,113	368,827

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(30,041)	36,869	(210,007)	49,292

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	111,674	2,162,162	(3,724,388)	(137,336)

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(116,399)	—	—	—

Compensation Actually Paid to NEO	$1,335,480	$6,205,152	$(2,833,284)	$1,266,971

(5)
Total Shareholder Return assumes that the value of the investment in our common stock was $100 on the last trading day of December 2019, and that all dividends were reinvested. Performance data is provided as of the last trading day of each of our last four fiscal years.

(6)
Our 2023 Peer Group consists of SCI, Matthews International Corp. (“Matthews”) and Park Lawn Corporation (“Park Lawn”) (the “Peer Group”). We assumed that the value of the investment in the Peer Group was $100 on the last trading day of December 2019, and that all dividends were reinvested. Performance data for the Peer Group is provided as of the last trading day of each of our last three fiscal years.

(7)
Adjusted Diluted Earnings Per Share is defined as GAAP Diluted Earnings Per Share, adjusted for special items. We determined Adjusted Diluted Earnings Per Share to be the most important financial performance measure used to link the Company’s performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs. We may determine a different financial performance measure to be the most important financial performance measure in future years.

(8)
Mr. Brink was not included in this calculation as a result of his resignation from his position as the Company’s Executive Vice President, Chief Financial Officer & Treasurer (Principal Financial Officer) effective January 2, 2023.

Company Selected Measure Name	Adjusted Diluted Earnings Per Share	Adjusted Diluted Earnings Per Share
Named Executive Officers, Footnote	The individuals comprising the Non-PEO NEOs for 2023 are listed below:

2023

Steven D. Metzger

C. Benjamin Brink (8)

Shawn R. Phillips

L. Kian Granmayeh

Paul D. Elliott

Adeola Olaniyan

The individuals comprising the
Non-PEO
NEOs for each year presented are listed below:

2020	2021	2022	2023

Carlos R. Quezada	Carlos R. Quezada	Carlos R. Quezada	Carlos R. Quezada

Steven D. Metzger	Steven D. Metzger	Steven D. Metzger	Steven D. Metzger

C. Benjamin Brink	C. Benjamin Brink	C. Benjamin Brink	C. Benjamin Brink (8)

Shawn R. Phillips	Shawn R. Phillips	Shawn R. Phillips	Shawn R. Phillips

Viki K. Blinderman			L. Kian Granmayeh

Paul D. Elliott

Adeola Olaniyan

Peer Group Issuers, Footnote	Our 2023 Peer Group consists of SCI, Matthews International Corp. (“Matthews”) and Park Lawn Corporation (“Park Lawn”) (the “Peer Group”). We assumed that the value of the investment in the Peer Group was $100 on the last trading day of December 2019, and that all dividends were reinvested. Performance data for the Peer Group is provided as of the last trading day of each of our last three fiscal years.	Our 2023 Peer Group consists of SCI, Matthews International Corp. (“Matthews”) and Park Lawn Corporation (“Park Lawn”) (the “Peer Group”). We assumed that the value of the investment in the Peer Group was $100 on the last trading day of December 2019, and that all dividends were reinvested. Performance data for the Peer Group is provided as of the last trading day of each of our last three fiscal years.
PEO Total Compensation Amount	$ 2,812,587	$ 4,061,994	$ 3,388,869	$ 5,346,781	$ 2,355,678
PEO Actually Paid Compensation Amount	$ 2,422,461	$ 3,029,501	(11,180,443)	20,948,505	4,618,240
Adjustment To PEO Compensation, Footnote	The dollar amounts reported for Mr. Quezada under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Quezada, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Quezada during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to Mr. Quezada’s’ total compensation for each year to determine the compensation actually paid:

Carlos R. Quezada

2023

Total Compensation as reported in SCT	$2,812,587

Fair value of equity awards granted during fiscal year	(844,127)

Fair value of equity compensation granted in current year-value at end of year-end	619,361

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	72,901

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(238,261)

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—

Compensation Actually Paid to PEO	$2,422,461

The dollar amounts reported for Mr. Payne under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Payne, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Payne during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to Mr. Payne’s’ total compensation for each year to determine the compensation actually paid:

	Melvin C. Payne

	2020	2021	2022	2023

Total Compensation as reported in SCT	$2,355,678	$5,346,781	$3,388,869	$4,061,994

Fair value of equity awards granted during fiscal year	(541,642)	(3,204,500)	(1,390,400)	(1,786,057)

Fair value of equity compensation granted in current year-value at end of year-end	3,593,567	8,525,500	479,200	1,310,469

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(139,082)	1,603,605	(677,628)	214,901

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	500,901	8,677,119	(12,980,484)	(771,806)

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(1,151,182)	—	—	—

Compensation Actually Paid to PEO	$4,618,240	$20,948,505	$(11,180,443)	$3,029,501

Non-PEO NEO Average Total Compensation Amount	$ 1,217,490	$ 1,483,339	1,542,473	1,941,742	616,344
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,035,873	$ 1,266,971	(2,833,284)	6,205,152	1,335,480
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding any individual serving as our CEO), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

NEO Averages

2023

Total Compensation as reported in SCT	$1,217,490

Fair value of equity awards granted during fiscal year	(427,756)

Fair value of equity compensation granted in current year-value at end of year-end	318,720

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	44,570

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(117,151)

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—

Compensation Actually Paid to NEO	$1,035,873

The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Payne), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	NEO Averages

	2020	2021	2022	2023

Total Compensation as reported in SCT	$616,344	$1,941,742	$1,542,473	$1,483,339

Fair value of equity awards granted during fiscal year	(135,408)	(1,145,393)	(673,475)	(497,151)

Fair value of equity compensation granted in current year-value at end of year-end	889,310	3,209,772	232,113	368,827

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(30,041)	36,869	(210,007)	49,292

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	111,674	2,162,162	(3,724,388)	(137,336)

Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	(116,399)	—	—	—

Compensation Actually Paid to NEO	$1,335,480	$6,205,152	$(2,833,284)	$1,266,971

Compensation Actually Paid vs. Total Shareholder Return

Compensation vs Total Shareholder Return

Compensation vs Total Shareholder Return

Compensation Actually Paid vs. Net Income

Compensation vs Net Income

Compensation vs Net Income

Compensation Actually Paid vs. Company Selected Measure

Compensation vs Adjusted Diluted EPS

Compensation vs Adjusted Diluted EPS

Total Shareholder Return Vs Peer Group

Compensation vs Total Shareholder Return

Compensation vs Total Shareholder Return

Tabular List, Table
Financial Performance Measures
As described in greater detail in our “Compensation Discussion and Analysis” section beginning on page 32, our approach to executive compensation is designed to directly link pay to performance, recognize both corporate and individual performance, promote long-term stock ownership, attract, retain and motivate talented executives, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices. The most important financial measures used by the Company to link compensation actually paid (as defined by SEC rules) to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:

•	Net Income;

•	Adjusted Consolidated EBITDA; and

•	Adjusted Diluted Earnings Per Share.

Financial Performance Measures
As described in greater detail in our “Compensation Discussion and Analysis” section beginning on page 32, our approach to executive compensation is designed to directly link pay to performance, recognize both corporate and individual performance, promote long-term stock ownership, attract, retain and motivate talented executives, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices. The most important financial measures used by the Company to link compensation actually paid (as defined by SEC rules) to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:

•	Net Income;

•	Adjusted Consolidated EBITDA; and

•	Adjusted Diluted Earnings Per Share.

Total Shareholder Return Amount	$ 103.16	$ 103.16	111.8	258.27	124.23
Peer Group Total Shareholder Return Amount	150.44	150.44	146.44	154.34	104.6
Net Income (Loss)	$ 33,412,785	$ 33,412,785	$ 41,381,015	$ 33,158,600	$ 16,090,223
Company Selected Measure Amount	2.19	2.19	2.61	3.02	1.86
PEO Name	R. Quezada	Melvin C. Payne
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Consolidated EBITDA	Adjusted Consolidated EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Diluted Earnings Per Share	Adjusted Diluted Earnings Per Share
Non-GAAP Measure Description	Adjusted Diluted Earnings Per Share is defined as GAAP Diluted Earnings Per Share, adjusted for special items. We determined Adjusted Diluted Earnings Per Share to be the most important financial performance measure used to link the Company’s performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs. We may determine a different financial performance measure to be the most important financial performance measure in future years.	Adjusted Diluted Earnings Per Share is defined as GAAP Diluted Earnings Per Share, adjusted for special items. We determined Adjusted Diluted Earnings Per Share to be the most important financial performance measure used to link the Company’s performance to Compensation Actually Paid to our PEO and
Non-PEO
		NEOs. We may determine a different financial performance measure to be the most important financial performance measure in future years.
PEO | Fair Value of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (844,127)	$ (1,786,057)	$ (1,390,400)	$ (3,204,500)	$ (541,642)
PEO | Fair Value of Equity Compensation Granted in Current Year Value at End of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	619,361	1,310,469	479,200	8,525,500	3,593,567
PEO | Change in Fair Value for End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,901	214,901	(677,628)	1,603,605	(139,082)
PEO | Change in Fair Value From End of Prior Fiscal Year to End of Current Fiscal Year for Awards Made in Prior Fiscal Years that Were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(238,261)	(771,806)	(12,980,484)	8,677,119	500,901
PEO | Dividends or Other Earnings Paid on Stock or Options Awards in the Covered Fiscal Year Prior to the Vesting Date that are not Otherwise Included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Fair value of Awards Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(1,151,182)
Non-PEO NEO | Fair Value of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(427,756)	(497,151)	(673,475)	(1,145,393)	(135,408)
Non-PEO NEO | Fair Value of Equity Compensation Granted in Current Year Value at End of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	318,720	368,827	232,113	3,209,772	889,310
Non-PEO NEO | Change in Fair Value for End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,570	49,292	(210,007)	36,869	(30,041)
Non-PEO NEO | Change in Fair Value From End of Prior Fiscal Year to End of Current Fiscal Year for Awards Made in Prior Fiscal Years that Were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,151)	(137,336)	(3,724,388)	2,162,162	111,674
Non-PEO NEO | Dividends or Other Earnings Paid on Stock or Options Awards in the Covered Fiscal Year Prior to the Vesting Date that are not Otherwise Included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Fair value of Awards Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (116,399)